SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013	Dec. 29, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
License and Services Revenue			$ 1,187,320
Deferred Revenue, Current				1,187,320
Proceeds from Legal Settlements			2,000,000
Fair Value Assumptions, Expected Dividend Rate			0.00%
Short-term Investments	2,650,000		2,500,000
Share-based Compensation			2,127,719	2,693,121
Convertible Preferred Stock [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			18,498,943	0
Convertible Debenture [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			0	9,604,820
Licensees 1 [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage				22.00%
Licensees 2 [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage				16.00%
Licensees 3 [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage				14.00%
Licensees 4 [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage				10.00%
Warrant [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	26,123,281	19,128,231	26,123,281	9,878,759
AUO License Agreement [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
License and Services Revenue				3,000,000
License Agreement, Aggregate License Fee				10,000,000
License Agreement, Contingent License Fee, Receivable				7,000,000
Deferred Revenue, Current				1,187,000
AUO Settlement [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Proceeds from Legal Settlements	2,000,000		9,000,000		9,000,000
Stock Options Granted To Employees And Directors [Member] | Employee Stock Option [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options			647,000
Stock Options Granted To Employees And Directors [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation			2,128,000	2,693,000
Amortization Related To Compensation Cost			1,426,000	2,314,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			2,482,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 255 days		1 year 219 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		1,396,000
Stock Award Granted To Employees And Consultants [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation			1,022,000	1,105,000
Amortization Related To Compensation Cost			964,000	1,105,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			964,000
Property, Plant and Equipment, Useful Life			1 year 36 days
Employee Stock Option [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			75,063,770	63,122,845
Awards Of Options With 10 Year Terms [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award, Award Vesting Period, Description				The stock options we granted during the year ended October 31, 2013 consisted of awards of options with 5-year terms, which vest over one year and options with 10-year terms which vest in three annual installments commencing on the date of grant or over a nine month period.
Tax Credit Carryforward, Expiration Date Range				three annual installments commencing on the date of grant or over a nine month period.
Patents [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Acquisition Costs, Period Cost			3,036,000	0
Amortization of Acquisition Costs			$ 314,000	$ 0
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage				90.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage			100.00%	100.00%